Average Annual Total Returns - Nationwide International Index Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	1.09%	5.78%	4.34%	0.73%	4.63%	3.42%	0.94%	4.26%	3.23%	5.67%	6.33%	4.27%	7.07%	6.73%	4.74%	7.75%	7.50%	5.39%	7.62%	7.32%	5.17%	7.82%	7.45%	5.51%